Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
Schedule of other long term liabilities
	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Liability for severance pay (A)	1,577	1,284
Deferred revenues related to non-standard warranty (B)	6,262	5,060
Operating lease obligations	2,634	2,404

	10,473	8,748